Stock Based Compensation (10 K) (Details Narrative) - USD ($)							3 Months Ended			5 Months Ended	12 Months Ended
	Mar. 05, 2015	Feb. 18, 2015	Jan. 19, 2015	Nov. 07, 2014	Feb. 06, 2014	Feb. 05, 2014	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Number of common stock are issuable											15,503,680
Stock options granted, exercise price											$ 0.23
Number of options cancelled, exercise price											0.50
Aggregate of stock option shares cancelled during period				6,201,472
Common stock par value				$ 0.001			$ 0.001			$ 0.001	$ 0.001
Stock-based compensation expense				$ 6,349,113
New vesting period term				1 year 2 months 12 days
Fair value of stock option grants											$ 18,638,717
Fair value exercise price			$ 0.08		$ 0.44		$ 0.23	$ 0.17	$ 0.32
Fair value expected volatility			108.44%		74.00%		107.90%	71.00%	74.00%
Expected life	5 years	5 years
Fair value risk-free interest rate			1.29%		0.66%		1.37%	0.88%	0.93%
Stock-based compensation expense							$ 1,369,376		$ 1,343,794		13,126,445
Unrecognized compensation cost							$ 4,142,896				$ 5,512,272
Minimum [Member]
Stock option term							10 months 6 days
Fair value exercise price											$ 0.10
Fair value expected volatility											73.80%
Expected life											2 years 9 months
Fair value risk-free interest rate											0.69%
Maximum [Member]
Stock option term							2 years
Fair value exercise price											$ 0.50
Fair value expected volatility											105.00%
Expected life											5 years 11 days
Fair value risk-free interest rate											1.67%
Charles Allen [Member]
Stock option term						5 years
Number of options granted						1,550,368
Stock options granted, exercise price						$ 0.50
Number of options cancelled during period				1,550,368
Number of options cancelled, exercise price				$ 0.50
Non-qualified stock option granted during period				9,500,000
Non-qualified stock option granted, exercise price				$ 0.10
Michal Handerhan [Member]
Stock option term						5 years
Number of options granted						1,550,368
Stock options granted, exercise price						$ 0.50
Number of options cancelled during period				1,550,368
Number of options cancelled, exercise price				$ 0.50
Non-qualified stock option granted during period				9,500,000
Non-qualified stock option granted, exercise price				$ 0.10
Timothy Sidie [Member]
Stock option term						5 years
Number of options granted						1,550,368
Stock options granted, exercise price						$ 0.50
Number of options cancelled during period				1,550,368
Number of options cancelled, exercise price				$ 0.50
Charles A Kiser [Member]
Stock option term						5 years
Number of options granted						1,550,368
Stock options granted, exercise price						$ 0.50
Number of options cancelled during period				1,550,368
Number of options cancelled, exercise price				$ 0.50
Kiser And Sidie [Member]
Number of options cancelled during period				3,100,736
Amortization of unrecognized stock compensation expense				$ 5,570,636